Schedule of Investments PIMCO California Municipal Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 186.9% ¤
MUNICIPAL BONDS & NOTES 184.7%
ARIZONA 0.5%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	$850	$823

CALIFORNIA 163.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (c)	2,890	1,310
Bay Area Toll Authority, California Revenue Bonds, Series 2017 5.000% due 04/01/2056	1,750	1,888
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,925	3,329
5.000% due 08/01/2049	1,000	861
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	807
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	2,290	2,246
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	7,000	945
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	4,700	772
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	800	822
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,161
5.000% due 10/01/2048	1,000	1,031
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	700	648
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,195	1,086
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	1,675	1,702
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,300
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	5,000	5,140
5.000% due 08/15/2055	6,000	5,977
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	1,400	1,299
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,500	2,874
4.000% due 06/01/2050	4,000	3,376
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,500	2,209
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013 5.000% due 02/01/2039	10,000	10,064
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,250	286
4.000% due 11/01/2055	915	748
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	700	613
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	484
5.000% due 06/01/2043	1,370	1,435
5.000% due 06/01/2048	1,370	1,428
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (e)	1,200	908
4.000% due 02/01/2051	1,650	1,386
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,350	1,445
California Public Finance Authority Revenue Bonds, Series 2022 2.700% due 07/15/2062	2,500	2,500
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	933
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	3,500	3,983
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,123
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	2,512
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	1,275	1,313

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,500	1,606
California State General Obligation Bonds, Series 2022 4.000% due 04/01/2049	2,250	2,045
California State General Obligation Notes, Series 2020 5.000% due 11/01/2028	2,500	2,746
California State General Obligation Notes, Series 2021 5.000% due 10/01/2029	2,700	2,996
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	8,000	8,181
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	912
4.000% due 07/01/2043	350	314
4.000% due 07/01/2047	1,750	1,553
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	800	702
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,400	1,408
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	194
5.000% due 12/01/2046	5,700	5,201
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	869
4.000% due 12/01/2057	2,000	1,657
5.000% due 03/01/2048	1,700	1,686
5.500% due 12/01/2058	1,775	1,709
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	2,880	2,926
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047 (d)	5,500	4,913
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (b)	1,395	745
0.000% due 08/01/2042 (b)	1,500	556
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	2,500	1,545
4.000% due 08/01/2047	600	410
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	750	535
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 09/01/2056	1,000	624
3.000% due 02/01/2057	500	313
3.100% due 07/01/2045	1,000	731
4.000% due 08/01/2056	250	187
4.000% due 10/01/2056	600	434
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	2,000	912
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034	13,625	13,647
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	698
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,500	1,356
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,000	2,192
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	8,500	746
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	1,813
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,102
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,622
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	6,000	6,196
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016 5.000% due 11/01/2041 (d)	6,000	6,250
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,049
5.500% due 11/15/2030	415	439
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	500	450
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,500	2,613
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021 4.000% due 06/01/2037	1,750	1,723
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,381
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2048	2,500	2,597
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,041
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001 2.150% due 07/01/2034	500	500
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	2,000	2,037

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021 5.000% due 07/01/2041	1,500	1,592
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	15,345	17,745
Metropolitan Water District of Southern California Revenue Bonds, Series 2020 5.000% due 10/01/2049	2,000	2,135
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	3,000	2,749
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 5.000% due 08/01/2044	1,700	1,799
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	5,300	4,932
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021 5.000% due 11/01/2038	2,000	2,134
New Haven Unified School District, California General Obligation Bonds, Series 2008 0.000% due 08/01/2030 (b)	1,875	1,395
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	1,750	1,229
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,300	2,296
Oceanside Unified School District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2041	1,020	932
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2052	1,275	1,228
Orange County, California Local Transportation Authority Revenue Bonds, Series 2019 5.000% due 02/15/2041	1,000	1,063
Orange County, California Water District Certificates of Participation Bonds, Series 2003 1.930% due 08/01/2042	2,000	2,000
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,750	1,567
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,000	2,007
River Islands Public Financing Authority, California Special Tax, Series 2022 4.250% due 09/01/2047	1,000	926
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,125	1,013
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,037
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,250	3,406
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	2,898
5.000% due 10/01/2047 (d)	1,700	1,750
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,000	1,056
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2047	450	429
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2039	1,000	1,067
Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2009 2.100% due 10/01/2038	1,900	1,900
Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2015 2.200% due 10/01/2038	1,000	1,000
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,205
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	750	639
5.000% due 07/01/2051	2,215	2,210
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	2,750	2,534
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	1,000	1,067
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,560	2,319
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2010 2.300% due 05/01/2030	1,695	1,695
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,625	2,681
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,088
5.000% due 05/01/2049	2,000	2,056
5.000% due 05/01/2050	1,900	1,953
San Francisco, California City & County Certificates of Participation Bonds, Series 2015 4.000% due 09/01/2033	2,000	2,004
San Francisco, California City & County General Obligation Bonds, Series 2022 5.000% due 06/15/2042	2,750	2,932
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,000	1,018
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	931
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2041	1,500	1,600
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	3,000	1,833
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	4,000	4,157

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,540	1,389
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,190	1,082
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (b)	1,000	474
Southwestern Community College District, California Revenue Bonds, Series 2021 4.000% due 08/01/2046	4,300	3,862
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	15,900	1,908
4.000% due 06/01/2049	200	177
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (b)	4,000	541
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2047	5,000	5,143
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,500	2,594
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	2,701
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	2,500	2,499
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	2,000	1,821

		303,404

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,730	2,182
7.120% due 10/01/2038	480	438

		2,620

ILLINOIS 6.7%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,000	2,005
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2028	3,400	3,424
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,500	2,587
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,500	1,515
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	1,776
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,023

		12,330

MICHIGAN 0.4%
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (b)	10,535	808

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,200	1,176

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	650	367

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,170	1,334

PUERTO RICO 8.4%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	20,400	1,123
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	3,137	1,573
0.000% due 11/01/2051	2,735	1,130
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2035	1,134	972
5.750% due 07/01/2031	334	341
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	106	97
5.625% due 07/01/2027	349	357
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2024 ^(a)	1,500	304
5.000% due 07/01/2030 ^(a)	1,000	202
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	22,775	5,163

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

4.750% due 07/01/2053	5,085	4,356

		15,618

TEXAS 0.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	352
12.000% due 12/01/2045	800	696

		1,048

U.S. VIRGIN ISLANDS 1.0%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	1,860	1,867

VIRGINIA 0.7%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	17,000	790
5.500% due 07/01/2044	500	467

		1,257

Total Municipal Bonds & Notes (Cost $369,212)		342,652

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (f) 2.2%		4,165

Total Short-Term Instruments (Cost $4,165)		4,165

Total Investments in Securities (Cost $373,377)		346,817

Total Investments 186.9% (Cost $373,377)		$346,817
Auction Rate Preferred Shares (65.0)%		(120,625)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (15.8)%		(29,259)
Other Assets and Liabilities, net (6.1)%		(11,329)

Net Assets Applicable to Common Shareholders 100.0%		$185,604

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$1,085	$908	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$4,165	U.S. Treasury Notes 4.125% due 09/30/2027	$(4,248)	$4,165	$4,165

Total Repurchase Agreements						$(4,248)	$4,165	$4,165

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$823	$0	$823
	California			0	303,404	0	303,404
	Delaware			0	2,620	0	2,620
	Illinois			0	12,330	0	12,330
	Michigan			0	808	0	808
	New York			0	1,176	0	1,176
	North Dakota			0	367	0	367
	Pennsylvania			0	1,334	0	1,334
	Puerto Rico			0	15,618	0	15,618
	Texas			0	1,048	0	1,048
	U.S. Virgin Islands			0	1,867	0	1,867
	Virginia			0	1,257	0	1,257
Short-Term Instruments
	Repurchase Agreements			0	4,165	0	4,165

Total Investments				$0	$346,817	$0	$346,817

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	CM	California Mortgage Insurance

Other Abbreviations:
TBA	To-Be-Announced